Acquisitions and Dispositions - Carrying Value and Fair Value of Company's Class B Interest and Resulting Gain on Remeasurement (Detail) (USD $)	3 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013
Business Acquisition [Line Items]
Gain on remeasurement of equity method investment	$ 10,945,000	$ 10,945,000
RJ LLC [Member]
Business Acquisition [Line Items]
Fair value of existing Class B interest		7,615,000
Carrying value of Class B interest		(3,330,000)
Gain on remeasurement of equity method investment		$ 10,945,000